Earnings Per Share - Schedule of Earnings Per Share (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
(a) Basic net loss per share
Basic earnings per share	$ (0.06)	$ (0.06)
(b) Diluted net loss per share
Diluted earnings per share	$ (0.06)	$ (0.06)